Contingent Liabilities and Financial Commitments - Non-Tobacco Related Litigation - Additional Information (Details) $ / shares in Units, shares in Thousands, € in Millions, ¥ in Millions																						1 Months Ended						3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 25, 2021 GBP (£)	Jan. 25, 2021 USD ($)	Jan. 25, 2021 SAR (ر.س)	Aug. 16, 2020 GBP (£)	Aug. 16, 2020 QAR (ر.ق)	May 21, 2020 shares	Apr. 27, 2020 $ / shares	Dec. 11, 2019 GBP (£)	Dec. 11, 2019 USD ($)	Feb. 07, 2019 GBP (£)	Feb. 07, 2019 USD ($)	Jan. 17, 2019 GBP (£)	Jan. 17, 2019 JPY (¥)	Apr. 30, 2018 GBP (£)	Apr. 30, 2018 HRK (kn)	Mar. 29, 2018 GBP (£)	Mar. 29, 2018 USD ($)	Nov. 29, 2017 Case shares	Aug. 22, 2017 GBP (£)	Aug. 22, 2017 HRK (kn)	Feb. 10, 2017 USD ($)	Dec. 31, 2020 Farmer	Jun. 30, 2019 $ / shares	Jul. 31, 2016 EUR (€)	Sep. 30, 2014 GBP (£)	Sep. 30, 2014 USD ($)	May 31, 2012	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 USD ($)	Mar. 31, 2019 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2009 GBP (£)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 EUR (€)	Dec. 31, 2008 GBP (£)	Dec. 31, 2008 EUR (€)	Nov. 30, 2019 GBP (£)	Nov. 30, 2019 USD ($)
Disclosure Of Commitments And Contingencies [Line Items]
Number of dissenting stockholders | Case																		20
Dissenters sought per share plus interest | $ / shares																							$ 92.17
Percentage of environmental clean-up costs commitment allocated to later period																									50.00%	50.00%
Environmental clean-up costs paid by related party																															£ 2,000,000		£ 32,000,000
Provision for environmental clean-up costs																															£ 70,000,000
Number of aggregate shares held by dissenting shareholders | shares						6,520												9,650
Proposed valuation per share | $ / shares							$ 59.64
Malawi Group
Disclosure Of Commitments And Contingencies [Line Items]
Number of farmer claimants | Farmer																						7,500
Liquidity Risk
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of voting																															57.80%	57.80%
Windward Dividend Claim
Disclosure Of Commitments And Contingencies [Line Items]
Dividend paid by Windward to Sequana | €																								€ 135
Windward Dividend Claim | Windward
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount | $																					$ 185,000,000
Windward Dividend Claim
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount liable to pay due to calculation change										£ 135,000,000	$ 185,000,000
Georgia Pacific | N C R
Disclosure Of Commitments And Contingencies [Line Items]
Payment of outstanding judgment to related party								£ 15,000,000	$ 20,000,000
Ali Bin Ali Establishment
Disclosure Of Commitments And Contingencies [Line Items]
Customs duties and penalties				£ 33,000,000	ر.ق 160,531,588
Al Naghi | Commencement of Major Litigation
Disclosure Of Commitments And Contingencies [Line Items]
Reimbursement of funds allegedly due under contract	£ 410,000,000		ر.س 2,105,356,121
Sequana | Windward Dividend Claim
Disclosure Of Commitments And Contingencies [Line Items]
Dividend paid by Windward to Sequana																																		£ 135,000,000	$ 185,000,000
Legal costs										£ 10,000,000
Bottom of Range | Fuma International LLC
Disclosure Of Commitments And Contingencies [Line Items]
Amount of damages claimed																															£ 47,000,000	$ 64,000,000
Top of Range | Fuma International LLC
Disclosure Of Commitments And Contingencies [Line Items]
Amount of damages claimed																															99,000,000	$ 135,400,000
Croatian Distributor Dispute
Disclosure Of Commitments And Contingencies [Line Items]
Amount of damages related to litigation																			£ 48,000,000	kn 408,000,000
Amount of claim against damages related to litigation														£ 48,000,000	kn 408,000,000
Glo Litigation
Disclosure Of Commitments And Contingencies [Line Items]
Amount of damages claimed												£ 708,000	¥ 100
Mozambican IP Litigation
Disclosure Of Commitments And Contingencies [Line Items]
Amount of damages related to litigation																														£ 573,000	£ 190,000,000
Fox River
Disclosure Of Commitments And Contingencies [Line Items]
Total estimated clean-up costs	603,000,000	$ 825,000,000
Amount claimed by contractor on contractual dispute																																							£ 7,000,000	$ 10,000,000
Percentage of environmental clean-up costs obligation commitment with NCR																															60.00%	60.00%
Percentage of environmental clean-up costs demanded																											60.00%
Percentage of environmental clean-up costs commitment with NCR																									50.00%	50.00%
Environmental clean-up costs paid by related party																									£ 18,000,000	$ 25,000,000
Fox River | Windward
Disclosure Of Commitments And Contingencies [Line Items]
Environmental clean-up costs paid by related party																									7,000,000	10,000,000
Fox River | Appvion
Disclosure Of Commitments And Contingencies [Line Items]
Environmental clean-up costs paid by related party																									£ 18,000,000	$ 25,000,000
Fox River | Bottom of Range
Disclosure Of Commitments And Contingencies [Line Items]
Total NRDs	0	0
Fox River | Top of Range
Disclosure Of Commitments And Contingencies [Line Items]
Total NRDs	£ 180,000,000	$ 246,000,000
Kalamazoo River | N C R
Disclosure Of Commitments And Contingencies [Line Items]
Estimated recovery percentage by related party																															60.00%	60.00%
Payments to made on remediation work								£ 179,000,000	$ 245,000,000
Kalamazoo River | NCR And Appvion | Funding
Disclosure Of Commitments And Contingencies [Line Items]
Recovery amount for Future Sites																												£ 18,000,000	$ 25,000,000
Kalamazoo River | Georgia Pacific | N C R
Disclosure Of Commitments And Contingencies [Line Items]
Estimated recovery percentage by related party																40.00%	40.00%
Amount paid for attorneys fees and statutory interest																£ 16,000,000	$ 22,000,000
Windward Dividend Claim
Disclosure Of Commitments And Contingencies [Line Items]
Dividend paid by Windward to Sequana																																		£ 121,000,000		€ 135	£ 397,000,000	€ 443